Revenue - Summary of Internal Performance Measurement and Resource Allocation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	$ 2,778.5	$ 3,806.0
Canada [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	1,030.5	1,312.8
United States [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	1,708.1	2,398.5
Rest of the world [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	39.9	94.7
Steel Sheet and Strip [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	2,161.3	3,083.1
Plate [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	387.4	465.7
Slab [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	1.4
Freight [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	182.4	172.9
Non-steel revenue [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	$ 46.0	$ 84.3